UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Event Driven Equity Fund
 (Class A: REDAX)
(Class I: REDIX)

ANNUAL REPORT
August 31, 2014

Ramius Event Driven Equity Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	4
Schedule of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	33
Supplemental Information	34
Expense Example	36

This report is submitted for the general information of the shareholders of the Ramius Event Driven Equity Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.ramiusmutualfunds.com

Dear Fellow Shareholders,

Thank you for investing in the Ramius Event Driven Equity Fund during its inaugural year. We hope to share many anniversaries with you as we pursue our differentiated approach to event driven investing. The Fund invests in transformative corporate events as a result of shareholder activism, corporate reorganizations, mergers & acquisitions and special situations. This year, the Fund has been weighted towards shareholder activists and special situations but all segments of the portfolio have been positive performance contributors. Speaking for the entire portfolio management team, we believe that taking a wide view of the event space increases the chances that the Fund has the potential, over time, to benefit from improving corporate fundamentals irrespective of the type of catalyst over time.

For the period September 30, 2013 through August 31, 2014, the Fund’s Class A shares returned 4.77%, (-0.97%, net of load), compared with a 5.98% return for the benchmark HFRX Event Driven Multi-Strategy Index. The 121 basis point (1.21%) underperformance compared to the Index was attributable to a combination of fees and investment selection.

The largest absolute performance detractor was our investment in Vivus, a small-cap biotechnology company that seeks to market a weight loss drug called Qsymia. Vivus is a target of activist fund Sarissa Capital Management, run by Alex Denner, the former head of healthcare investment for Carl Icahn. Denner joined the Vivus board in the summer of 2013 and has guided the company towards seeking a larger distribution partner for the drug. We sold Vivus in January at a loss to the Fund as Denner’s efforts had failed to help the company find the distribution scale it needed.

The next largest absolute performance detractor was our investment in Walgreens, part of the Fund’s activist book. Walgreens shares suffered in August when the company admitted to a large forecasting error and the U.S. government seemed likely to take action against proposed corporate inversions. Inversions are used by U.S. companies looking to merge with a foreign competitor in order to domicile in a lower tax jurisdiction. We continue to believe that there is significant value to be created through the combination with its European partner Alliance Boots. Cost cutting initiatives, capital allocation and the special strategy committee being led by Alliance Chairman Stefano Pessina has the potential to yield results for investors.

On the positive side of the ledger, the largest absolute performance contributor was Triangle Petroleum Corp. Triangle is a Denver, Co.-based independent oil and gas exploration and production company. It does the majority of its work in North Dakota’s Bakken and Three Forks shale formations. The company also owns an oilfield services subsidiary and a stake in a water and oil transportation and services company. Activist investors want the company to break up or spin off its subsidiaries to unlock shareholder value, an outcome we would deem favorable even as financial results continue to show growth.

Our next largest absolute performance contributor was URS. Corp., an engineering, construction and technical services firm, which had been an activist target of Jana Partners. After URS added four people to its board at Jana’s request and allowed Jana to choose the new CEO, the company accepted a $4 billion acquisition offer from Aecom Technology Corp. (including assumed debt, the deal was valued at $6 billion). This investment illustrates the synergies that exist between different types of event driven investments. What started for us as an activist investment culminated in an acquisition.

Over the course of the year, our largest positive performance contributors had greater magnitudes of effect than our largest detractors. Or, our winners won by more than our losers lost. This reflects our willingness to accept losses through our sell discipline if we believe that larger losses are on the horizon. We have high conviction in the portfolio and believe that our investments are viable and our theses are compelling.

We continue to see attractive opportunities in the market place, particularly in activism and merger arbitrage and look forward to investing in the year ahead.

Sincerely,

Andrew Cohen and Ethan Johnson

Portfolio Managers, Ramius Event Driven Equity Fund

IMPORTANT INFORMATION
The views in this letter were as of August 31, 2014 and may not necessarily reflect the views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

An investment in the Fund is subject to risks, including the possible loss of principal. The Fund utilizes investment strategies that are nontraditional and may be highly volatile. Event-Driven and Merger Arbitrage involves risks associated with the Advisor's evaluation of the outcome of a proposed Event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund's return on the investment may be negative. Accordingly, the Fund may underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Select Activist risk pertains to investing in companies that put public pressure on another company’s management team/board in an attempt to achieve certain objectives. These investments may not be successful, or even if successful, the Fund’s investment may lose value. High yield (“junk”) bonds are debt securities rated below investment grade. Junk bonds are speculative, tend to be less liquid than higher rated securities; are subject to greater price volatility and greater sensitivity to interest rate and economic changes. Derivatives involve greater risks than the underlying obligations because in addition to general market risks, they are subject to illiquidity risk, counterparty credit risk and operational leveraging risk. The use of derivatives includes futures, options, swaps and forward contracts. Short sales are speculative transactions and involve special risks, including that the Fund's losses are potentially unlimited. Options trading involves greater than ordinary investment risks and is not suitable for all investors. The Fund is non-diversified meaning it may invest a relatively high percentage of its assets in a limited number of positions making it more vulnerable to changes in the market value of a single position. Foreign investments present additional risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic and political factors, lower liquidity, different legal and accounting standards, and other factors. There are risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues. There can be no guarantee that the Fund will achieve its investment objective.

The HFRX Event-Driven Multi-Strategy Index includes funds that maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. One cannot invest directly in an Index.

Ramius Event Driven Equity Fund
FUND PERFORMANCE at August 31, 2014 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the HFRX Event-Driven Multi-Strategy Index. Results include the reinvestment of all dividends and capital gains.

HFRX Event-Driven Multi-Strategy Index includes funds that maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Event-Driven Multi-Strategy managers do not maintain more than 50% exposure in any one Event-Driven sub-strategy. Funds included in the index have a minimum of $50 million assets under management and a two-year track record. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Total Returns as of August 31, 2014	6 Months	Since Inception* (Cumulative)
Before deducting maximum sales charge
Class A1	2.55%	4.77%
Class I2	2.65%	4.97%
After deducting maximum sales charge
Class A1	-3.06%	-0.97%
HFRX Event-Driven Multi-Strategy Index	1.32%	5.98%

*	Class A and Class I shares commenced operations on September 30, 2013. Class A shares impose higher expenses than that of Class I shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current Performance may be lower or higher than the performance information quoted. For performance current to the most recent month-end, please call (877) 6RAMIUS.

Gross and net expense ratios for Class A shares were 2.61% and 2.36% respectively, and for Class I shares were 2.36% and 2.11% respectively, which were stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses. In the absence of such waivers, the Fund’s returns would have been lower. The agreement is in effect until December 31, 2014.

1
Maximum sales charge for Class A shares is 5.50%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% will be imposed on certain redemptions of such shares within 18 months of purchase.

2	Class I shares do not have any initial or contingent deferred sales charge.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 60 days of purchase will be charged 2.00% redemption fee.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014

Number of Shares		Value

	COMMON STOCKS – 82.1%
	ANALOG INTEGRATED CIRCUITS – 0.4%
2,029	International Rectifier Corp.*	$79,943

	ANALYTICAL LAB EQUIPMENT – 3.7%
13,622	Agilent Technologies, Inc.	778,633

	BODY & CHASSIS – 0.4%
975	TRW Automotive Holdings Corp.*	93,883

	CABLE & SATELLITE – 4.4%
6,240	Time Warner Cable, Inc.	923,083

	CABLE VIDEO SERVICE – 2.7%
6,646	DIRECTV*	574,547

	CASINOS – 1.0%
8,848	Pinnacle Entertainment, Inc.*	221,112

	CASINOS & GAMING – 0.2%
1,884	International Game Technology	31,764

	COMMERCIAL PROFITABLE SPECIALTY PHARMACEUTICALS – 1.8%
2,178	Allergan, Inc.	356,495
86	Shire PLC - ADR1	21,014
		377,509

	COMMERCIAL VEHICLE OTHER PARTS & SERVICES – 1.4%
9,415	Allison Transmission Holdings, Inc.	288,852

	CONSTRUCTION MACHINERY – 3.0%
21,752	Manitowoc Co., Inc.	639,944

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – 5.0%
23,400	Penn Virginia Corp.*	351,468
962	QR Energy LP	20,808
57,512	Triangle Petroleum Corp.*	689,569
		1,061,845

	DOLLAR STORES – 0.2%
614	Family Dollar Stores, Inc.	49,016

	DRILLING & DRILLING SUPPORT – 1.7%
13,216	Nabors Industries Ltd.1	359,607

	DRY NATURAL GAS PIPELINES – 1.0%
2,164	Kinder Morgan Energy Partners LP	208,566

	EARLY COMMERCIAL BIOTECHNOLOGY – 1.6%
4,516	InterMune, Inc.*	331,700

	ELECTRONIC AUCTIONS – 0.7%
2,626	eBay, Inc.*	145,743

	ENERGY INFRASTRUCTURE CONSTRUCTION – 2.8%
17,926	Foster Wheeler A.G.1	585,105

	ENGINEERING SERVICES – 0.4%
1,489	URS Corp.	90,204

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENTERPRISE SOFTWARE – 2.6%
31,891	Nuance Communications, Inc.*2	$542,466

	EXPLORATION & PRODUCTION – 2.4%
14,265	QEP Resources, Inc.	507,406

	FITNESS & RECREATIONAL CENTERS – 2.0%
9,069	Life Time Fitness, Inc.*	418,081

	FREIGHT FORWARDING SERVICES – 1.8%
9,414	Expeditors International of Washington, Inc.	388,798

	FRONT END CAPITAL EQUIPMENT – 0.2%
2,627	Tokyo Electron Ltd. - ADR1	46,235

	FULL SERVICE RESTAURANTS – 1.5%
7,103	Bob Evans Farms, Inc.2	308,412

	HEALTH SUPPLEMENT STORES – 4.3%
23,751	GNC Holdings, Inc. - Class A	901,350

	HOMEBUILDERS – 1.9%
27,671	TRI Pointe Homes, Inc.*	409,531

	INTEGRATED UTILITIES – 0.2%
778	Cleco Corp.	43,895

	INTERNET ADVERTISING PORTALS – 3.1%
9,426	IAC/InterActiveCorp	655,955

	LOGIC, PROCESSORS & APP SPECIFIC – 0.5%
5,116	TriQuint Semiconductor, Inc.*	105,722

	MIDSTREAM - OIL & GAS – 1.0%
2,532	Energy Transfer Partners LP	145,463
1,352	Williams Partners LP	71,670
		217,133

	MUNITIONS & SMALL ARMS MANUFACTURING – 5.6%
9,326	Alliant Techsystems, Inc.	1,175,076

	OFFICE REIT – 1.2%
9,418	Equity Commonwealth - REIT	253,156

	OUT-OF-HOME DISPLAY ADVERTISING – 3.1%
12,553	Lamar Advertising Co. - Class A2	658,781

	PAINTS & COATINGS – 0.4%
1,174	Rockwood Holdings, Inc.	95,071

	PASSENGER CAR RENTAL & LEASING – 3.0%
21,816	Hertz Global Holdings, Inc.*	644,663

	PHARMACY & DRUG STORES – 4.0%
14,056	Walgreen Co.	850,669

	PHOTOGRAPHY WEB – 0.3%
1,241	Shutterfly, Inc.*	63,303

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	PROFESSIONAL SERVICES – 1.9%
15,690	Civeo Corp.	$398,683

	PUBLISHING – 6.1%
17,035	Tribune Co.*	1,299,770

	REAL ESTATE & PROPERTY WEBSITES – 0.3%
510	Zillow, Inc. - Class A*	73,165

	SUPERMARKETS – 0.1%
540	Safeway, Inc.	18,781

	SURGICAL & MEDICAL INSTRUMENTS – 0.0%
86	Covidien PLC1	7,467

	WIRELESS TELECOM SERVICES – 0.3%
2,083	T-Mobile US, Inc.*	62,657

	WIRELINE TELECOM SERVICES – 0.3%
1,361	tw telecom, Inc.*	55,849

	WOMEN'S CLOTHING STORES – 1.6%
284	ANN, Inc.*	11,769
20,022	Chico's FAS, Inc.	316,348
		328,117

	TOTAL COMMON STOCKS (Cost $16,393,617)	17,371,248

Principal Amount

	CORPORATE BONDS – 4.7%
	EXPLORATION & PRODUCTION – 0.3%
$67,000	Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp. 9.750%, 2/15/20173	69,513

	FOOD PRODUCT WHOLESALERS – 3.1%
618,000	U.S. Foods, Inc. 8.500%, 6/30/20193	658,788

	WIRELINE TELECOM SERVICES – 1.3%
	tw telecom holdings, Inc.
221,000	5.375%, 10/1/20223	240,061
37,000	5.375%, 10/1/20223	40,191
		280,252
	TOTAL CORPORATE BONDS (Cost $1,009,234)	1,008,553

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.2%
	AECOM Technology Corp.
11	Exercise Price: $40.00, Expiration Date: October 18, 2014	523

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Applied Materials, Inc.
6	Exercise Price: $25.00, Expiration Date: October 18, 2014	$159
17	Exercise Price: $26.00, Expiration Date: October 18, 2014	230
6	Exercise Price: $23.00, Expiration Date: January 17, 2015	1,011
21	Exercise Price: $25.00, Expiration Date: January 17, 2015	1,827
9	Exercise Price: $26.00, Expiration Date: January 17, 2015	544
	Bob Evans Farms, Inc.
154	Exercise Price: $55.00, Expiration Date: September 20, 2014	770
	Chicago Board Options Exchange SPX Volatility Index
21	Exercise Price: $16.00, Expiration Date: October 22, 2014	2,572
	Chico's FAS, Inc.
544	Exercise Price: $18.00, Expiration Date: November 22, 2014	21,760
	Comcast Corp. - Class A
13	Exercise Price: $55.00, Expiration Date: January 17, 2015	2,678
	Dollar Tree, Inc.
6	Exercise Price: $60.00, Expiration Date: January 17, 2015	450
	Mallinckrodt PLC
10	Exercise Price: $75.00, Expiration Date: September 20, 2014	6,750
	Sprint Corp.
17	Exercise Price: $8.00, Expiration Date: September 20, 2014	51
	T-Mobile US, Inc.
24	Exercise Price: $30.00, Expiration Date: October 18, 2014	3,660
	Walgreen Co.
178	Exercise Price: $72.50, Expiration Date: September 20, 2014	534
		43,519

	PUT OPTIONS – 0.2%
	Allergan, Inc.
3	Exercise Price: $155.00, Expiration Date: September 20, 2014	540
6	Exercise Price: $160.00, Expiration Date: September 20, 2014	1,425
	AT&T, Inc.
24	Exercise Price: $34.00, Expiration Date: September 20, 2014	252
	Forest Oil Corp.
63	Exercise Price: $1.50, Expiration Date: January 17, 2015	1,260
	Gentiva Health Services, Inc.
8	Exercise Price: $12.50, Expiration Date: November 22, 2014	40
	InterMune, Inc.
7	Exercise Price: $55.00, Expiration Date: October 18, 2014	179
34	Exercise Price: $50.00, Expiration Date: January 17, 2015	731
	SPDR S&P 500 ETF Trust
6	Exercise Price: $184.00, Expiration Date: September 20, 2014	78
236	Exercise Price: $195.00, Expiration Date: September 20, 2014	15,576
6	Exercise Price: $196.00, Expiration Date: September 20, 2014	483
33	Exercise Price: $188.00, Expiration Date: October 18, 2014	2,788

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	SPDR S&P 500 ETF Trust (Continued)
33	Exercise Price: $198.00, Expiration Date: October 18, 2014	$8,663
	Sysco Corp.
12	Exercise Price: $37.00, Expiration Date: September 20, 2014	420
	Tower Group International Ltd.
24	Exercise Price: $1.00, Expiration Date: September 20, 2014	120
29	Exercise Price: $1.00, Expiration Date: October 18, 2014	290
67	Exercise Price: $2.00, Expiration Date: October 18, 2014	2,010
25	Exercise Price: $1.00, Expiration Date: January 17, 2015	375
11	Exercise Price: $2.00, Expiration Date: January 17, 2015	495
		35,725

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $150,916)	79,244

Number of Shares

	SHORT-TERM INVESTMENTS – 4.1%
859,381	Fidelity Institutional Money Market Portfolio, 0.049%4	859,381
	TOTAL SHORT-TERM INVESTMENTS (Cost $859,381)	859,381

	TOTAL INVESTMENTS – 91.3% (Cost $18,413,148)	19,318,426
	Other Assets in Excess of Liabilities – 8.7%	1,834,288

	TOTAL NET ASSETS – 100.0%	$21,152,714

	SECURITIES SOLD SHORT – (10.6)%
	COMMON STOCKS – (10.6)%
	CABLE & SATELLITE – (6.3)%
(17,961)	Comcast Corp. - Class A	(983,006)
(5,935)	Liberty Global PLC*1	(248,855)
(2,402)	Liberty Global PLC - Class A*1	(104,895)
		(1,336,756)
	CARDIOVASCULAR DEVICES – 0.0%
(81)	Medtronic, Inc.	(5,172)

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – (0.1)%
(947)	BreitBurn Energy Partners LP	(21,667)

	DRY NATURAL GAS PIPELINES – (0.9)%
(4,754)	Kinder Morgan, Inc.	(191,396)

	ENGINEERING SERVICES – (0.1)%
(700)	AECOM Technology Corp.*	(26,488)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FRONT END CAPITAL EQUIPMENT – (0.2)%
(2,100)	Applied Materials, Inc.	$(48,521)

	LARGE PHARMACEUTICALS – (0.1)%
(230)	AbbVie, Inc.	(12,714)

	LOGIC, PROCESSORS & APP SPECIFIC – (0.5)%
(8,571)	RF Micro Devices, Inc.*	(106,880)

	MIDSTREAM - OIL & GAS – (1.1)%
(1,120)	Access Midstream Partners LP	(72,072)
(2,592)	Energy Transfer Partners LP	(148,910)
		(220,982)

	P&C INSURANCE PREMIUMS – (0.1)%
(4,593)	Tower Group International Ltd.1	(9,232)

	REAL ESTATE & PROPERTY WEBSITES – (0.3)%
(1,150)	Trulia, Inc.*	(70,875)

	SPECIALTY CHEMICALS – (0.1)%
(342)	Albemarle Corp.	(21,744)

	WIRELESS TELECOM SERVICES – (0.6)%
(3,415)	AT&T, Inc.	(119,388)

	WIRELINE TELECOM SERVICES – (0.2)%
(954)	Level 3 Communications, Inc.*	(42,892)

	TOTAL COMMON STOCKS (Proceeds $2,192,226)	(2,234,707)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,192,226)	$(2,234,707)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.1)%
	Allergan, Inc.
(8)	Exercise Price: $160.00, Expiration Date: September 20, 2014	(5,360)
(12)	Exercise Price: $162.50, Expiration Date: September 20, 2014	(6,000)
	Chicago Board Options Exchange SPX Volatility Index
(21)	Exercise Price: $23.00, Expiration Date: October 22, 2014	(945)
	Comcast Corp. - Class A
(13)	Exercise Price: $60.00, Expiration Date: January 17, 2015	(631)
	Dollar Tree, Inc.
(6)	Exercise Price: $65.00, Expiration Date: January 17, 2015	(135)
	Mallinckrodt PLC
(10)	Exercise Price: $80.00, Expiration Date: September 20, 2014	(3,300)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Walgreen Co.
(178)	Exercise Price: $77.50, Expiration Date: September 20, 2014	$(178)
		(16,549)
	PUT OPTIONS – (0.1)%
	Allergan, Inc.
(3)	Exercise Price: $145.00, Expiration Date: September 20, 2014	(135)
(6)	Exercise Price: $150.00, Expiration Date: September 20, 2014	(435)
	AT&T, Inc.
(24)	Exercise Price: $33.00, Expiration Date: September 20, 2014	(132)
	SPDR S&P 500 ETF Trust
(236)	Exercise Price: $185.00, Expiration Date: September 20, 2014	(3,540)
(14)	Exercise Price: $190.00, Expiration Date: September 20, 2014	(392)
(61)	Exercise Price: $193.00, Expiration Date: October 18, 2014	(8,997)
		(13,631)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $56,592)	$(30,180)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	All or a portion of this security is segregated as collateral for securities sold short.
3	Callable.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014

SWAP CONTRACTS
TOTAL RETURN SWAPS

Counterparty	Reference Entity	Notional Amount	Pay/Receive Total Return on Reference Entity	Financing Rate5	Termination Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Morgan Stanley	AMEC PLC	$302,486	Pay	0.09%	3/1/16	$-	$7,737
Morgan Stanley	Ziggo N.V.	475,065	Receive	0.15	11/2/15	-	26,031
TOTAL SWAP CONTRACTS						$-	$33,768

5	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
SUMMARY OF INVESTMENTS
As of August 31, 2014

Security Type/Category	Percent of Total Net Assets
Common Stocks
Publishing	6.1%
Munitions & Small Arms Manufacturing	5.6%
Crude Oil & Natural Gas Exploration & Production	5.0%
Cable & Satellite	4.4%
Health Supplement Stores	4.3%
Pharmacy & Drug Stores	4.0%
Analytical Lab Equipment	3.7%
Out-of-Home Display Advertising	3.1%
Internet Advertising Portals	3.1%
Construction Machinery	3.0%
Passenger Car Rental & Leasing	3.0%
Energy Infrastructure Construction	2.8%
Cable Video Service	2.7%
Enterprise Software	2.6%
Exploration & Production	2.4%
Fitness & Recreational Centers	2.0%
Homebuilders	1.9%
Professional Services	1.9%
Freight Forwarding Services	1.8%
Commercial Profitable Specialty Pharmaceuticals	1.8%
Drilling & Drilling Support	1.7%
Early Commercial Biotechnology	1.6%
Women's Clothing Stores	1.6%
Full Service Restaurants	1.5%
Commercial Vehicle Other Parts & Services	1.4%
Office REIT	1.2%
Casinos	1.0%
Midstream - Oil & Gas	1.0%
Dry Natural Gas Pipelines	1.0%
Electronic Auctions	0.7%
Logic, Processors & App Specific	0.5%
Paints & Coatings	0.4%
Body & Chassis	0.4%
Engineering Services	0.4%
Analog Integrated Circuits	0.4%
Photography Web	0.3%
Real Estate & Property Websites	0.3%
Wireless Telecom Services	0.3%
Wireline Telecom Services	0.3%
Dollar Stores	0.2%
Casinos & Gaming	0.2%
Front End Capital Equipment	0.2%
Integrated Utilities	0.2%

Ramius Event Driven Equity Fund
SUMMARY OF INVESTMENTS - Continued
As of August 31, 2014

Common Stocks (Continued)
Supermarkets	0.1%
Surgical & Medical Instruments	0.0%
Total Common Stocks	82.1%
Corporate Bonds
Food Product Wholesalers	3.1%
Wireline Telecom Services	1.3%
Exploration & Production	0.3%
Total Corporate Bonds	4.7%
Purchased Options Contracts
Call Options	0.2%
Put Options	0.2%
Total Purchased Options Contracts	0.4%
Short-Term Investments	4.1%
Total Investments	91.3%
Other Assets in Excess of Liabilities	8.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of August 31, 2014

Assets:
Investments, at value (cost $18,262,232)	$19,239,182
Purchased options contracts, at value (cost $150,916)	79,244
Cash	135,863
Segregated cash at Broker	3,649,264
Receivables:
Investment securities sold	1,154,699
Unrealized appreciation on open swap contracts	33,768
Dividends and interest	32,769
Prepaid expenses	19,365
Prepaid offering costs	1,724
Total assets	24,345,878

Liabilities:
Securities sold short, at value (proceeds $2,192,226)	2,234,707
Written options contracts, at value (proceeds $56,592)	30,180
Payables:
Investment securities purchased	845,234
Fund shares redeemed	4,572
Advisory fees	12,032
Distribution fees (Note 7)	48
Auditing fees	16,750
Custody fees	12,180
Transfer agent fees and expenses	9,162
Fund administration fees	6,802
Fund accounting fees	6,436
Trustees' fees and expenses	2,605
Chief Compliance Officer fees	713
Dividends on securities sold short	413
Accrued other expenses	11,330
Total liabilities	3,193,164

Net Assets	$21,152,714

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of August 31, 2014

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$20,219,343
Accumulated net investment income	−
Accumulated net realized gain on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency transactions	10,394
Net unrealized appreciation (depreciation) on:
Investments	976,950
Purchased options contracts	(71,672)
Securities sold short	(42,481)
Written options contracts	26,412
Swap contracts	33,768
Net Assets	$21,152,714

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$236,943
Shares of beneficial interest issued and outstanding	22,684
Redemption price*	10.45
Maximum sales charge (5.50% of offering price)**	0.61
Maximum offering price to public	$11.06

Class I Shares:
Net assets applicable to shares outstanding	$20,915,771
Shares of beneficial interest issued and outstanding	1,997,672
Offering and redemption price per share	$10.47

*
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF OPERATIONS
For the Period September 30, 2013* through August 31, 2014

Investment Income:
Dividends (net of foreign tax withholding of $1,165)	$155,013
Interest	42,973
Total investment income	197,986

Expenses:
Advisory fees	212,208
Transfer agent fees and expenses	46,243
Fund accounting fees	43,253
Administration fees	39,731
Custody fees	39,289
Dividends on securities sold short (net of foreign tax withholding of $801)	36,661
Registration fees	36,511
Offering costs	22,418
Miscellaneous	18,412
Interest expense	18,141
Auditing fees	16,750
Legal fees	10,179
Chief Compliance Officer fees	6,860
Shareholder reporting fees	6,816
Trustees' fees and expenses	5,507
Insurance fees	738
Distribution fees (Note 7)	479
Total expenses	560,196
Advisory fees waived	(212,208)
Other expenses absorbed	(33,344)
Net expenses	314,644
Net investment loss	(116,658)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short,
Written Options Contracts, Swap Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	831,866
Purchased options contracts	(731,064)
Securities sold short	(181,970)
Written options contracts	248,008
Swap contracts	(5,515)
Foreign currency transactions	(16,644)
Net realized gain	144,681
Net change in unrealized appreciation/depreciation on:
Investments	976,950
Purchased options contracts	(71,672)
Securities sold short	(42,481)
Written options contracts	26,412
Swap contracts	33,768
Net change in unrealized appreciation/depreciation	922,977
Net realized and unrealized gain on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency	1,067,658

Net Increase in Net Assets from Operations	$951,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
September 30, 2013*
through
August 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(116,658)
Net realized gain on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency transactions	144,681
Net change in unrealized appreciation/depreciation on investments, purchased options contracts,
securities sold short, written options contracts and swap contracts	922,977
Net increase in net assets resulting from operations	951,000

Distributions to Shareholders:
From net realized gains:
Class A	(563)
Class I	(32,774)
Total distributions to shareholders	(33,337)

Capital Transactions:
Net proceeds from shares sold:
Class A	288,302
Class I	21,857,383
Reinvestment of distributions:
Class A	557
Class I	30,908
Cost of shares redeemed:
Class A	(66,059)
Class I1	(1,876,040)
Net increase in net assets from capital transactions	20,235,051

Total increase in net assets	21,152,714

Net Assets:
Beginning of period	−
End of period	$21,152,714

Accumulated net investment income	$ −

Capital Share Transactions:
Shares sold:
Class A	28,855
Class I	2,174,931
Shares reinvested:
Class A	55
Class I	3,072
Shares redeemed:
Class A	(6,226)
Class I	(180,331)

Net increase in capital share transactions	2,020,356

*	Commencement of operations.
1	Net of redemption fee proceeds of $462.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF CASH FLOWS
For the Period September 30, 2013* through August 31, 2014

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$951,000
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(140,920,400)
Sales of long-term portfolio investments	124,335,106
Proceeds from securities sold short	59,014,617
Cover short securities	(57,004,361)
Purchase of short-term investments, net	(1,424,872)
Increase in segregated cash at Broker	(3,649,264)
Increase in investment securities sold receivable	(1,154,699)
Increase in dividends and interest receivable	(32,769)
Increase in prepaid expenses	(19,365)
Increase in prepaid offering costs	(1,724)
Increase in investment securities purchased	845,234
Increase in advisory fees	12,032
Increase in dividends on securities sold short	413
Increase in accrued expenses	66,026
Net amortization on investments	25,204
Net realized gain	(189,624)
Net change in unrealized appreciation/depreciation	(922,977)
Net cash used for operating activities	(20,070,423)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	22,145,685
Cost of shares redeemed	(1,937,527)
Dividends paid to shareholders, net of reinvestments	(1,872)
Net cash provided by financing activities	20,206,286

Net increase in cash	135,863

Cash:
Beginning of period	−
End of period	$135,863

Non cash financing activities not included herein consist of $31,465 of reinvested dividends.
*	Commencement of operations.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	September 30, 2013*
	through
	August 31, 2014

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.09)
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.48
Less Distributions:
From net realized gains	(0.03)

Redemption fee proceeds1	−

Net asset value, end of period	$10.45

Total return2	4.77%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$237

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.81%	4
After fees waived and expenses absorbed	2.25%	4
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.55)%	4
After fees waived and expenses absorbed	(0.99)%	4
Portfolio turnover rate	1,188%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within 18 months of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	September 30, 2013*
	through
	August 31, 2014

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.07)
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.50
Less Distributions:
From net realized gains	(0.03)

Redemption fee proceeds1	−	2

Net asset value, end of period	$10.47

Total return3	4.97%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,916

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.56%	5
After fees waived and expenses absorbed	2.00%	5
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.30)%	5
After fees waived and expenses absorbed	(0.74)%	5
Portfolio turnover rate	1,188%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2014

Note 1 – Organization
Ramius Event Driven Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

Transactions in option contracts written for the period September 30, 2013 (commencement of operations) through August 31, 2014 were as follows:

	Number of Contracts	Premium Amount
Outstanding at September 30, 2013 (commencement of operations)	-	$-
Options written	12,077	950,663
Options terminated in closing purchasing transactions	(9,182)	(713,583)
Options expired	(2,190)	(168,134)
Options exercised	(113)	(12,354)
Outstanding at August 31, 2014	592	$56,592

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

(f) When-Issued Securities
The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuations and, in the case of fixed income securities; no interest accrues to the Fund until settlement takes place. When purchasing a security on a when-issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Accordingly, at the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If, however, the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a taxable capital gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults. It is the current policy of the Fund not to enter into when- issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

(g) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $24,142, which are being amortized over a one-year period from September 30, 2013 (commencement of operations).

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At August 31, 2014 such collateral is denoted in the Fund’s Schedule of Investments. Also in conjunction with the use of short sales, options, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At August 31, 2014 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period September 30, 2013 (commencement of operations) through August 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

(i) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Advisors, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.35% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding, acquired fund fees and expenses, leverage expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 1.90% and 1.65% of the average daily net assets of the Fund’s Class A and Class I shares, respectively, until December 31, 2014.

For the period September 30, 2013 (commencement of operations) through August 31, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $245,552. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At August 31, 2014, the amount of these potentially recoverable expenses was $245,552. The Advisor may recapture all or a portion of this amount no later than August 31, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period September 30, 2013 (commencement of operations) through August 31, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the period September 30, 2013 (commencement of operations) through August 31, 2014, are reported on the Statement of Operations.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

Note 4 – Federal Income Taxes
At August 31, 2014, the cost of investments on a tax basis and gross unrealized appreciation and depreciation on investments at the Fund level for federal income tax purposes were as follows:

Cost of investments	$18,892,204

Gross unrealized appreciation	$908,202
Gross unrealized depreciation	(481,980)
Net unrealized appreciation on investments	$426,222

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period September 30, 2013 (commencement of operations) through August 31, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ (15,708)	$ 116,658	$ (100,950)

As of August 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$559,184
Undistributed long-term capital gains	-
Tax accumulated earnings	559,184

Accumulated capital and other losses	-
Unrealized appreciation on investments	426,222
Other differences	(52,035)
Total accumulated earnings	$933,371

The tax character of distributions paid during the period September 30, 2013 (commencement of operations) through August 31, 2014 was as follows:

Distribution paid from:	2014
Ordinary income	$33,337
Long-term capital gains	-
Total distributions paid	$33,337

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the period September 30, 2013 (commencement of operations) through August 31, 2014, the Fund received $462 in redemption fees.

Note 6 – Investment Transactions
For the period September 30, 2013 (commencement of operations) through August 31, 2014, purchases and sales of investments, excluding short-term investments, options contracts and swap contracts, were $140,920,400 and $124,335,106, respectively. For the same period, proceeds from securities sold short and short securities covered were $59,014,617 and $57,004,361, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period September 30, 2013 (commencement of operations) through August 31, 2014, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks**	$17,371,248	$-	$-	$17,371,248
Corporate Bonds**	-	1,008,553	-	1,008,553
Purchased Options Contracts	79,244	-	-	79,244
Short-Term Investments	859,381	-	-	859,381
Total Investments	$18,309,873	$1,008,553	$-	$19,318,426
Other Financial Instruments***
Swap Contracts	$-	$33,768	-	$33,768
Total Assets	$18,309,873	$1,042,321	$-	$19,352,194

Liabilities
Securities Sold Short
Common Stocks**	$2,234,707	$-	$-	$2,234,707
Written Options Contracts	30,180	-	-	30,180
Total Liabilities	$2,264,887	$-	$-	$2,264,887

*	The Fund did not hold any Level 3 securities at period end.
**	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swaps contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested options contracts and swap contracts during the period September 30, 2013 (commencement of operations) through August 31, 2014.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2014 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$79,244	Written options contracts, at value	$30,180
	Unrealized appreciation on open swap contracts	33,768	Unrealized depreciation on open swap contracts	‒
Total		$113,012		$30,180

The effects of derivative instruments on the Statement of Operations for the period September 30, 2013 (commencement of operations) through August 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts	Total
Equity contracts	$(731,064)	$248,008	$(5,515)	$(488,571)
Total	$(731,064)	$248,008	$(5,515)	$(488,571)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts	Total
Equity contracts	$(71,672)	$26,412	$33,768	$(11,492)
Total	$(71,672)	$26,412	$33,768	$(11,492)

The notional amount of swap contracts and the number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of August 31, 2014 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	2,001
	Written options contracts	Number of contracts	(622)
	Swap contracts	Notional amount	$743,927

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	$33,768	$-	$-	$33,768
Securities sold short, at value – liability	2,234,707	(952,322)	(1,282,385)	-
Written options contracts, at value – liability	30,180	-	(30,180)	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
August 31, 2014

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of Ramius Event Driven Equity Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of August 31, 2014, and the related statement of operations, statement of cash flows, the statement of changes in net assets and the financial highlights for the period September 30, 2013 (commencement of operations) through August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ramius Event Driven Equity Fund as of August 31, 2014, and the results of its operations, cash flows, the statement of changes in its net assets and its financial highlights for the period September 30, 2013 through August 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 29, 2014

Ramius Event Driven Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction
For the period September 30, 2013 (commencement of operations) through August 31, 2014, 7.52% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Qualified Dividend Income
For the period September 30, 2013 (commencement of operations) through August 31, 2014, 8.26% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (877) 6RAMIUS.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	73	None.
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - present).	73	None.
William H. Young a (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996-2014). Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006). Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus, NICSA, an investment management trade association (2012 - present).	73	None.
Interested Trustees:
John P. Zader a‡ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	73	Investment Managers Series Trust II, a registered investment company.

Ramius Event Driven Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration, LLC, the co-administrator for the Fund (2006 - present).	73	Investment Managers Series Trust II, a registered investment company.
Officers of the Trust
Maureen Quill a (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice-President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (2004-2007).	N/A	N/A
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Martin Dziura b (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 39 Stratford Square, Boyerstown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Ramius Event Driven Equity Fund
EXPENSE EXAMPLE
For the Six Months Ended August 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution fees (Class A shares only) and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2014 to August 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Expenses Paid During Period* 3/1/14 – 8/31/14
Class A
Actual Performance	$1,000.00	$1,025.50	$11.62
Hypothetical (5% annual return before expenses)	1,000.00	1,013.73	11.55
Class I
Actual Performance	$1,000.00	$1,026.50	$10.33
Hypothetical (5% annual return before expenses)	1,000.00	1,015.01	10.27

*
Expenses are equal to the Fund’s annualized expense ratios of 2.27% and 2.02% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ramius Event Driven Equity Fund
a series of the Investment Managers Series Trust

Investment Advisor
Ramius Advisors, LLC
599 Lexington Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Event Driven Equity Fund – Class A	REDAX	461 41P 578
Ramius Event Driven Equity Fund – Class I	REDIX	461 41P 560

Privacy Principles of the Ramius Event Driven Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Event Driven Equity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Event Driven Equity Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-672-6487.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.” The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant. In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2014	FYE 8/31/2013
Audit Fees	$13,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2014	FYE 8/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 8/31/2014	FYE 8/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	11/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	11/10/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	11/10/2014